Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment
Note 6. Property and Equipment

Components of property and equipment and total accumulated depreciation at December 31, 2011 and 2010, are as follows:

	2011	2010
Land	$2,925,432	$2,287,922
Buildings and improvements	9,000,308	8,889,692
Furniture and equipment	6,359,510	5,806,327
	18,285,250	16,983,941
Less accumulated depreciation	(7,103,550)	(6,408,808)
	$11,181,700	$10,575,133

Depreciation expense for the years ended December 31, 2011, 2010, and 2009 amounted to $694,742, $746,010, and $765,609, respectively.